LEASES (Details - Balance sheet) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Assets
ROU operating lease assets	$ 0	$ 449,556	$ 485,178
Liabilities
Current portion of operating lease	0	80,400	80,400
Operating lease, net of current portion	0	$ 447,009	484,545
Total operating lease liabilities	$ 0		$ 564,945